Related Parties - Summary of Transaction with Other Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with other related parties - Financial expenses	$ (451)		$ (5,020)
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with merchants - revenues		$ 11	726	$ 270
Collection Entities
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with collection entities - Costs	$ (9,485)		$ (15,347)